Trade Payables	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Trade Payables
(14) Trade Payables
Trade payables are classified as financial liabilities measured at amortized cost.
Trade payables as of March 31, 2020 and 2021 consist of the following:

	Yen (millions)
	2020	2021
Trade accounts and notes payable	¥844,183	¥943,833
Other	114,286	144,228

Total	¥958,469	¥1,088,061